Intangible assets and goodwill - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Acquisitions through business combinations, intangible assets and goodwill		€ 77,468	€ 236,049
Acquisition of intangible assets		154,266	124,890	€ 91,956
Internally-developed software cost capitalized		17,730	11,794	6,093
Liabilities arising from financing activities	€ 831	831	411,452	411,101
Increase (decrease) through transfers, intangible assets and goodwill		117,706	82,187	71,861
Research and development expense		50,914	36,687	28,511
Intangible assets and goodwill	€ 843,632	€ 843,632	€ 808,472
Impairment loss				4,578
Largest sport rights
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill		8 years
Second largest sport rights
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill		3 years
Third largest sport rights
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill		2 years
RoW Betting
Intangible assets and goodwill
Impairment loss				800
Terminal value growth rate	2.00%	2.00%	2.00%
RoW Betting AV
Intangible assets and goodwill
Impairment loss				3,300
Terminal value growth rate	2.00%	2.00%	2.00%
United States Segment
Intangible assets and goodwill
Impairment loss				11,700
NBA License
Intangible assets and goodwill
Impairment loss				13,200
Recoverable amount of asset or cash generating unit				63,400
NFL License
Intangible assets and goodwill
Impairment loss				2,600
Recoverable amount of asset or cash generating unit				€ 7,300
NBA And NFL License
Intangible assets and goodwill
Weighted average cost of capital rate				0.092%
Terminal Value Growth Rate Measurement Input
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	0.00%	0.00%
EBITDA Margin Measurement Input
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	2.00%	2.00%
Discount rate, measurement input
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Goodwill
Intangible assets and goodwill
Impairment loss		€ 0	€ 0
Goodwill | Covid-19
Intangible assets and goodwill
Impairment loss		0	0
CGU United States
Intangible assets and goodwill
Impairment loss				€ 10,400
Recoverable amount of asset or cash generating unit				€ 17,900
Pre tax discount rate				14.70%
Terminal value growth rate				2.00%
CGUs Other Than C G U United States
Intangible assets and goodwill
Impairment loss				€ 0
Licences
Intangible assets and goodwill
Acquisitions through business combinations, intangible assets and goodwill		61	5
Percentage of Net book value ofsport rights Licenses	66.00%
Licences | Minimum
Intangible assets and goodwill
Additions related to barter transactions	€ 4,874	4,874	4,389
Licences | Maximum
Intangible assets and goodwill
Additions to licenses recognized as liabilities	78,557	78,557	262,003
Capitalised development expenditure | Personnel Expenses
Intangible assets and goodwill
Capitalized internally-developed software costs		15,560	11,592	5,736
Capitalised development expenditure | Purchased services and licenses excluding depreciation and amortization
Intangible assets and goodwill
Capitalized internally-developed software costs		2,170	202	357
Internally Developed Software | Purchased services and licenses excluding depreciation and amortization
Intangible assets and goodwill
Internally-developed software cost capitalized		17,730	11,794	€ 6,093
Brand Names
Intangible assets and goodwill
Acquisitions through business combinations, intangible assets and goodwill		3,901	1,767
Brand Names | Cost
Intangible assets and goodwill
Carrying amount of brand names with indefinite useful lives	944	944
Sport Rights Included Within Licenses | Largest sport rights
Intangible assets and goodwill
Intangible assets and goodwill	147,427	147,427
Sport Rights Included Within Licenses | Second largest sport rights
Intangible assets and goodwill
Intangible assets and goodwill	55,512	55,512
Sport Rights Included Within Licenses | Third largest sport rights
Intangible assets and goodwill
Intangible assets and goodwill	39,927	39,927
Equity Instruments And Warrant
Intangible assets and goodwill
Liabilities arising from financing activities	€ 0	€ 0	€ 27,965